Vanguard Health Care Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Biotechnology (18.9%)
	AbbVie Inc.	3,857,997	295,947
	Amgen Inc.	1,627,644	271,328
	Gilead Sciences Inc.	3,336,300	207,685
*	Celgene Corp.	1,836,640	172,258
*	Biogen Inc.	514,596	112,846
*	Vertex Pharmaceuticals Inc.	668,817	111,144
*	Alexion Pharmaceuticals Inc.	584,840	66,485
*	Regeneron Pharmaceuticals Inc.	210,690	63,569
*	BioMarin Pharmaceutical Inc.	466,415	38,358
*	Incyte Corp.	476,194	37,443
*	Exact Sciences Corp.	328,915	34,085
*	Sage Therapeutics Inc.	133,084	22,873
*	Ionis Pharmaceuticals Inc.	343,569	22,538
*	Sarepta Therapeutics Inc.	176,986	20,150
*	Neurocrine Biosciences Inc.	237,403	20,127
*	Seattle Genetics Inc.	293,981	19,129
*	Bluebird Bio Inc.	143,637	17,225
*	Alnylam Pharmaceuticals Inc.	249,909	16,874
*	Exelixis Inc.	785,023	15,379
*	Array BioPharma Inc.	570,234	15,066
*	Spark Therapeutics Inc.	89,557	9,762
*	United Therapeutics Corp.	114,439	9,609
*	Global Blood Therapeutics Inc.	147,182	8,946
*	Alkermes plc	407,907	8,786
*	Blueprint Medicines Corp.	109,478	8,320
*	Ultragenyx Pharmaceutical Inc.	139,819	7,680
*	FibroGen Inc.	201,454	7,301
*	Repligen Corp.	103,129	7,164
*	Arena Pharmaceuticals Inc.	129,419	6,860
*	ACADIA Pharmaceuticals Inc.	281,980	6,765
*	Amicus Therapeutics Inc.	584,531	6,588
*	Agios Pharmaceuticals Inc.	137,735	6,359
*	Ligand Pharmaceuticals Inc.	53,419	5,736
*	PTC Therapeutics Inc.	135,020	5,414
*,^ Arrowhead Pharmaceuticals Inc.		221,559	5,253
*	Insmed Inc.	216,367	5,238
*,^ Immunomedics Inc.		399,226	5,218
*	Intercept Pharmaceuticals Inc.	61,991	5,134
*	Halozyme Therapeutics Inc.	339,959	5,014
*	Biohaven Pharmaceutical Holding Co. Ltd.	86,475	4,882
*	Myriad Genetics Inc.	191,460	4,742
*	AnaptysBio Inc.	63,475	4,622
*	Acceleron Pharma Inc.	115,282	4,599
*	Emergent BioSolutions Inc.	114,242	4,561
*	Iovance Biotherapeutics Inc.	273,044	4,464
*	Ironwood Pharmaceuticals Inc. Class A	404,074	4,417
*	uniQure NV	73,744	4,374
*,^ Portola Pharmaceuticals Inc.		156,230	4,357
*	Xencor Inc.	133,109	4,105

*	Mirati Therapeutics Inc.	59,905	4,061
*	Invitae Corp.	212,828	3,714
*	REGENXBIO Inc.	85,650	3,685
*	Genomic Health Inc.	67,478	3,526
*	Enanta Pharmaceuticals Inc.	37,885	3,427
*	Audentes Therapeutics Inc.	94,612	3,323
*	Heron Therapeutics Inc.	194,064	3,305
*,^ Denali Therapeutics Inc.		162,132	3,092
*	CareDx Inc.	97,347	3,078
*,^ Esperion Therapeutics Inc.		63,005	2,999
*	Momenta Pharmaceuticals Inc.	244,559	2,844
*	Natera Inc.	113,093	2,590
*	Fate Therapeutics Inc.	134,327	2,590
*	Sangamo Therapeutics Inc.	295,806	2,588
*	Epizyme Inc.	186,507	2,563
*	Coherus Biosciences Inc.	133,311	2,520
*,^ CRISPR Therapeutics AG		68,315	2,430
*	Atara Biotherapeutics Inc.	108,577	2,411
*	Radius Health Inc.	113,021	2,350
*	Editas Medicine Inc.	112,442	2,311
*	Apellis Pharmaceuticals Inc.	113,962	2,289
*	MacroGenics Inc.	121,115	2,221
*	Madrigal Pharmaceuticals Inc.	22,159	2,047
*	Spectrum Pharmaceuticals Inc.	261,903	1,928
*	Aimmune Therapeutics Inc.	97,471	1,908
*,^ Cara Therapeutics Inc.		92,733	1,907
*	Vanda Pharmaceuticals Inc.	126,036	1,850
*	Retrophin Inc.	98,385	1,823
*	Athenex Inc.	120,613	1,743
*	Clovis Oncology Inc.	117,412	1,735
*	Alder Biopharmaceuticals Inc.	159,287	1,723
*	Allogene Therapeutics Inc.	63,479	1,665
*,^ ZIOPHARM Oncology Inc.		357,973	1,532
*,^ OPKO Health Inc.		841,270	1,506
*	Ra Pharmaceuticals Inc.	68,518	1,482
*	Eagle Pharmaceuticals Inc.	29,093	1,478
*	G1 Therapeutics Inc.	68,026	1,426
*	Anika Therapeutics Inc.	37,124	1,411
*	Voyager Therapeutics Inc.	63,924	1,394
*	Allakos Inc.	33,787	1,324
*,^ Viking Therapeutics Inc.		166,893	1,283
*	Cytokinetics Inc.	123,617	1,282
*	Rhythm Pharmaceuticals Inc.	49,452	1,246
*,^ TG Therapeutics Inc.		197,260	1,237
*	Rubius Therapeutics Inc.	83,471	1,207
*	Kura Oncology Inc.	74,537	1,192
*	Puma Biotechnology Inc.	79,762	1,180
*	Acorda Therapeutics Inc.	124,486	1,156
*	Intellia Therapeutics Inc.	82,738	1,148
*	CytomX Therapeutics Inc.	117,864	1,139
*	PDL BioPharma Inc.	381,034	1,075
*	GlycoMimetics Inc.	90,334	1,070
*,^ Corbus Pharmaceuticals Holdings Inc.		147,311	1,033
*	Homology Medicines Inc.	50,671	1,026
*,^ Akcea Therapeutics Inc.		46,562	980
*	Prothena Corp. plc	104,286	972
*	Achillion Pharmaceuticals Inc.	344,216	957

*	Gossamer Bio Inc.	51,627	945
*	Rigel Pharmaceuticals Inc.	438,827	935
*,^ Flexion Therapeutics Inc.		84,059	927
*	Progenics Pharmaceuticals Inc.	221,167	927
*	Akebia Therapeutics Inc.	198,811	885
*	Assembly Biosciences Inc.	59,955	842
*	AMAG Pharmaceuticals Inc.	88,170	840
*	Dynavax Technologies Corp.	163,851	790
*	Deciphera Pharmaceuticals Inc.	34,446	786
*,^ Intrexon Corp.		161,376	781
*	MeiraGTx Holdings plc	34,852	767
*	Agenus Inc.	291,125	742
*	Karyopharm Therapeutics Inc.	129,713	732
*,^ Sorrento Therapeutics Inc.		259,469	729
*	BioCryst Pharmaceuticals Inc.	203,067	711
*,^ Geron Corp.		485,748	704
*	ImmunoGen Inc.	389,538	701
*	Lexicon Pharmaceuticals Inc.	124,532	670
*	Five Prime Therapeutics Inc.	78,836	662
*	Crinetics Pharmaceuticals Inc.	25,194	662
*	Krystal Biotech Inc.	20,762	652
*	Principia Biopharma Inc.	21,822	639
*	Eidos Therapeutics Inc.	19,207	599
*,^ Inovio Pharmaceuticals Inc.		232,853	557
*	Scholar Rock Holding Corp.	30,326	556
*	Myovant Sciences Ltd.	55,496	546
*	KalVista Pharmaceuticals Inc.	24,752	526
*	Cyclerion Therapeutics Inc.	36,461	509
*	Arcus Biosciences Inc.	57,347	486
*	Concert Pharmaceuticals Inc.	47,567	485
*	Syros Pharmaceuticals Inc.	81,252	479
*	Abeona Therapeutics Inc.	87,681	477
*	Minerva Neurosciences Inc.	85,440	445
*	Kiniksa Pharmaceuticals Ltd. Class A	27,333	417
*,^ MannKind Corp.		353,911	411
*	Aduro Biotech Inc.	125,005	406
*	PhaseBio Pharmaceuticals Inc.	36,243	387
*	Translate Bio Inc.	35,496	372
*,^ Marker Therapeutics Inc.		65,303	366
*	Y-mAbs Therapeutics Inc.	17,877	364
*	Twist Bioscience Corp.	13,867	358
*	Avrobio Inc.	25,053	355
*,^ Novavax Inc.		61,337	348
*	Precision BioSciences Inc.	24,818	333
*,^ Calyxt Inc.		25,601	325
*	Forty Seven Inc.	24,515	277
*	Organogenesis Holdings Inc.	38,159	258
*	Synthorx Inc.	16,804	241
*,^ Solid Biosciences Inc.		42,378	234
*	Gritstone Oncology Inc.	22,894	213
*	Replimune Group Inc.	14,867	201
*	TCR2 Therapeutics Inc.	13,030	195
*,^ Seres Therapeutics Inc.		53,540	183
*	Kezar Life Sciences Inc.	14,991	142
*	Adamas Pharmaceuticals Inc.	12,060	57
*,^ Insys Therapeutics Inc.		64,032	49
*	Achaogen Inc.	54,333	4

*,^ Axovant Gene Therapies Ltd.		1	—
			1,898,951
Health Care Equipment & Supplies (24.3%)
	Abbott Laboratories	4,593,646	349,714
	Medtronic plc	3,505,715	324,559
	Danaher Corp.	1,651,016	217,951
	Becton Dickinson and Co.	703,733	164,279
	Stryker Corp.	877,108	160,721
*	Boston Scientific Corp.	3,625,167	139,243
*	Intuitive Surgical Inc.	299,495	139,220
	Baxter International Inc.	1,273,176	93,502
*	Edwards Lifesciences Corp.	543,465	92,769
	Zimmer Biomet Holdings Inc.	534,779	60,927
*	Align Technology Inc.	198,825	56,536
*	IDEXX Laboratories Inc.	225,032	56,206
	ResMed Inc.	374,959	42,790
	Cooper Cos. Inc.	129,115	38,449
	Teleflex Inc.	120,433	34,721
	Dentsply Sirona Inc.	581,911	31,348
*	ABIOMED Inc.	117,829	30,862
*	Hologic Inc.	698,652	30,748
*	Varian Medical Systems Inc.	237,254	29,956
	STERIS plc	221,346	29,590
*	DexCom Inc.	235,212	28,531
	West Pharmaceutical Services Inc.	193,850	22,215
*	Masimo Corp.	132,104	17,271
*	Insulet Corp.	155,223	17,042
	Hill-Rom Holdings Inc.	174,236	16,753
*	Haemonetics Corp.	133,323	12,931
*	Penumbra Inc.	81,401	11,616
*	ICU Medical Inc.	50,876	10,826
*	Novocure Ltd.	198,620	10,551
*	Wright Medical Group NV	312,501	9,600
*	Tandem Diabetes Care Inc.	136,214	9,339
*	LivaNova plc	127,233	9,148
*	Integra LifeSciences Holdings Corp.	189,529	8,832
*	Globus Medical Inc.	199,651	7,846
*	NuVasive Inc.	135,022	7,826
*	Neogen Corp.	136,622	7,699
*	Merit Medical Systems Inc.	143,486	7,408
	Cantel Medical Corp.	98,058	6,741
*	Integer Holdings Corp.	85,003	5,959
	CONMED Corp.	73,595	5,923
*	Glaukos Corp.	89,786	5,789
*	Quidel Corp.	92,809	5,132
*	Nevro Corp.	79,403	4,694
*	Avanos Medical Inc.	123,770	4,664
*	iRhythm Technologies Inc.	63,214	4,328
*	Cardiovascular Systems Inc.	90,462	3,524
	Atrion Corp.	3,880	3,427
*	Inogen Inc.	48,638	3,136
*	AtriCure Inc.	100,739	2,952
*	CryoLife Inc.	96,822	2,784
*	Varex Imaging Corp.	99,506	2,655
*	Orthofix Medical Inc.	49,384	2,436
*	Lantheus Holdings Inc.	100,769	2,417
	Mesa Laboratories Inc.	9,072	2,265

*	Natus Medical Inc.	87,924	2,189
*	Tactile Systems Technology Inc.	43,840	2,106
*	STAAR Surgical Co.	86,193	1,997
*	Axogen Inc.	91,642	1,918
*	AngioDynamics Inc.	98,358	1,848
*	Cerus Corp.	360,621	1,691
*	Surmodics Inc.	35,289	1,431
*,^ CryoPort Inc.		80,212	1,341
*	OraSure Technologies Inc.	159,931	1,327
*	Heska Corp.	18,698	1,311
	Meridian Bioscience Inc.	113,159	1,279
*	ViewRay Inc.	150,194	1,262
	LeMaitre Vascular Inc.	43,471	1,122
*	Antares Pharma Inc.	391,473	1,092
*,^ Shockwave Medical Inc.		18,150	1,085
*	OrthoPediatrics Corp.	23,049	895
*	GenMark Diagnostics Inc.	131,081	877
*	Accuray Inc.	234,540	870
*	Axonics Modulation Technologies Inc.	25,492	838
*,^ TransEnterix Inc.		482,484	647
*	Corindus Vascular Robotics Inc.	242,652	645
	Invacare Corp.	86,083	510
*,^ Rockwell Medical Inc.		108,541	499
*	SI-BONE Inc.	25,655	431
*	Establishment Labs Holdings Inc.	16,025	366
*	Neuronetics Inc.	20,731	239
			2,438,167
Health Care Providers & Services (18.3%)
	UnitedHealth Group Inc.	2,509,492	606,795
	Anthem Inc.	672,196	186,857
	CVS Health Corp.	3,392,503	177,665
	Cigna Corp.	994,065	147,142
	Humana Inc.	354,625	86,834
	HCA Healthcare Inc.	716,462	86,663
*	Centene Corp.	1,080,995	62,427
	McKesson Corp.	501,775	61,287
*	Laboratory Corp. of America Holdings	257,964	41,948
*	WellCare Health Plans Inc.	130,808	36,128
	Quest Diagnostics Inc.	351,365	33,699
	Cardinal Health Inc.	779,921	32,811
	AmerisourceBergen Corp. Class A	414,350	32,261
	Universal Health Services Inc. Class B	218,273	26,095
*	Henry Schein Inc.	395,660	25,504
*	Molina Healthcare Inc.	155,046	22,057
	Encompass Health Corp.	258,029	15,203
*	DaVita Inc.	326,151	14,162
	Chemed Corp.	41,722	13,682
*	HealthEquity Inc.	146,511	9,576
*	Amedisys Inc.	83,656	9,395
*	LHC Group Inc.	77,885	8,823
*	Acadia Healthcare Co. Inc.	231,023	7,444
	Ensign Group Inc.	130,826	6,968
*	Covetrus Inc.	261,518	6,449
*	Premier Inc. Class A	166,235	6,109
*	AMN Healthcare Services Inc.	122,669	5,942
*	MEDNAX Inc.	229,647	5,663
	Patterson Cos. Inc.	222,905	4,685

*	Tenet Healthcare Corp.	228,085	4,553
*	Select Medical Holdings Corp.	300,473	4,222
*	BioTelemetry Inc.	88,013	4,212
*	Magellan Health Inc.	60,219	3,976
	US Physical Therapy Inc.	33,168	3,705
*	Guardant Health Inc.	44,826	3,446
*	R1 RCM Inc.	232,515	2,730
*	Brookdale Senior Living Inc.	438,899	2,712
	National HealthCare Corp.	29,890	2,322
*	Tivity Health Inc.	123,276	2,256
*	Addus HomeCare Corp.	29,099	1,990
*	CorVel Corp.	26,797	1,982
*	Providence Service Corp.	30,416	1,967
	National Research Corp.	32,401	1,652
*	Hanger Inc.	87,535	1,633
*	Triple-S Management Corp. Class B	57,137	1,400
*	RadNet Inc.	111,248	1,344
*	PetIQ Inc. Class A	48,824	1,281
*,^ Apollo Medical Holdings Inc.		65,488	1,168
*	Diplomat Pharmacy Inc.	155,795	720
*	Cross Country Healthcare Inc.	94,670	673
*	Community Health Systems Inc.	231,023	615
*	Surgery Partners Inc.	51,182	439
*	Avalon GloboCare Corp.	54,442	120
	Owens & Minor Inc.	39,208	106
*	Genesis Healthcare Inc.	18,090	20
			1,831,518
Health Care Technology (1.7%)
*	Cerner Corp.	848,452	59,366
*	Veeva Systems Inc. Class A	327,529	50,534
*	Medidata Solutions Inc.	160,350	14,616
*,^ Teladoc Health Inc.		175,700	10,212
*	Omnicell Inc.	106,618	8,471
*	HMS Holdings Corp.	222,842	6,781
*	Allscripts Healthcare Solutions Inc.	447,759	4,357
*	Vocera Communications Inc.	80,488	2,605
*	NextGen Healthcare Inc.	126,694	2,439
*	Inovalon Holdings Inc. Class A	169,454	2,337
*	Tabula Rasa HealthCare Inc.	45,803	2,069
*	Evolent Health Inc. Class A	184,287	1,961
*	HealthStream Inc.	68,524	1,713
*	Inspire Medical Systems Inc.	28,342	1,600
	Computer Programs & Systems Inc.	35,085	905
	Simulations Plus Inc.	30,990	777
*	Castlight Health Inc. Class B	218,158	713
			171,456
Life Sciences Tools & Services (7.3%)
	Thermo Fisher Scientific Inc.	1,043,457	278,582
*	Illumina Inc.	384,516	118,012
*	IQVIA Holdings Inc.	439,779	59,744
	Agilent Technologies Inc.	830,861	55,709
*	Mettler-Toledo International Inc.	64,878	46,913
*	Waters Corp.	187,147	37,562
	PerkinElmer Inc.	289,808	25,022
	Bio-Techne Corp.	98,871	19,581
*	Bio-Rad Laboratories Inc. Class A	55,308	15,869

*	Charles River Laboratories International Inc.	126,303	15,845
*	PRA Health Sciences Inc.	154,163	13,371
	Bruker Corp.	286,492	11,967
*	Avantor Inc.	463,010	8,103
*	Syneos Health Inc.	161,820	6,672
*	NeoGenomics Inc.	235,306	5,108
*	Medpace Holdings Inc.	74,652	4,030
*	Cambrex Corp.	87,619	3,487
*	Codexis Inc.	134,191	2,429
*	Pacific Biosciences of California Inc.	335,362	2,247
	Luminex Corp.	105,197	2,220
*,^ Accelerate Diagnostics Inc.		78,011	1,475
*	Quanterix Corp.	22,810	584
			734,532
Other (0.0%)2
*,§ Corium CVR		65,324	12
*,§ Clinical Data CVR		8,685	—
*,§ MannKind Corp. Warrants Exp. 12/26/2019		98,864	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	7,710	—
			12
Pharmaceuticals (29.4%)
	Johnson & Johnson	6,964,797	913,433
	Pfizer Inc.	14,289,722	593,309
	Merck & Co. Inc.	6,750,512	534,708
	Eli Lilly & Co.	2,336,936	270,944
	Bristol-Myers Squibb Co.	4,270,249	193,741
	Zoetis Inc.	1,252,163	126,531
	Allergan plc	874,466	106,606
*	Elanco Animal Health Inc.	909,100	28,437
*	Mylan NV	1,348,419	22,653
*	Jazz Pharmaceuticals plc	149,112	18,721
*	Catalent Inc.	381,400	17,354
*	Nektar Therapeutics Class A	453,370	14,200
	Perrigo Co. plc	337,252	14,171
*	Horizon Therapeutics plc	443,310	10,564
*,^ Medicines Co.		192,844	6,875
*	MyoKardia Inc.	112,225	5,227
*	Reata Pharmaceuticals Inc. Class A	50,352	4,293
*	Pacira BioSciences Inc.	96,719	4,208
*	Supernus Pharmaceuticals Inc.	137,550	4,131
*	Aerie Pharmaceuticals Inc.	112,933	4,113
*	Prestige Consumer Healthcare Inc.	136,228	3,955
*	Zogenix Inc.	104,241	3,929
*	Corcept Therapeutics Inc.	271,558	2,656
*	Endo International plc	530,411	2,625
*	Innoviva Inc.	185,491	2,536
*,^ Tilray Inc.		62,820	2,388
*,^ Omeros Corp.		121,300	2,157
*	Cymabay Therapeutics Inc.	158,280	1,912
*	Mallinckrodt plc	216,786	1,884
*	Intersect ENT Inc.	79,885	1,884
*	Tricida Inc.	50,503	1,855
*	Amneal Pharmaceuticals Inc.	240,263	1,812
*	Theravance Biopharma Inc.	108,663	1,806
*	Amphastar Pharmaceuticals Inc.	90,210	1,737
*,^ TherapeuticsMD Inc.		536,037	1,640

*	ANI Pharmaceuticals Inc.		23,232	1,618
*	Intra-Cellular Therapies Inc.		122,041	1,585
	Phibro Animal Health Corp. Class A		52,995	1,568
*	Axsome Therapeutics Inc.		60,901	1,398
*	Revance Therapeutics Inc.		103,013	1,109
*,^ WaVe Life Sciences Ltd.			47,143	1,081
*	Dermira Inc.		115,412	1,078
*	Akorn Inc.		241,206	994
*	Collegium Pharmaceutical Inc.		69,677	802
*	SIGA Technologies Inc.		137,720	735
*	Arvinas Inc.		29,617	620
*	Assertio Therapeutics Inc.		163,221	478
*,^ Evolus Inc.			32,109	437
*	Xeris Pharmaceuticals Inc.		38,537	423
*	Odonate Therapeutics Inc.		17,522	377
*	Eloxx Pharmaceuticals Inc.		39,105	352
*	Optinose Inc.		42,074	319
*,^ Dova Pharmaceuticals Inc.			33,440	295
*	Kala Pharmaceuticals Inc.		47,377	262
*,^ Teligent Inc.			19,123	12
				2,944,538
Total Common Stocks (Cost $8,777,966)				10,019,174
		Coupon
Temporary Cash Investment (0.4%)1
3,4 Vanguard Market Liquidity Fund
	(Cost $38,111)	2.527%	381,114	38,119
Total Investments (100.3%) (Cost $8,816,077)				10,057,293
Other Assets and Liabilities-Net (-0.3%)4				(30,149)
Net Assets (100%)				10,027,144

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,819,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent
100.0% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $38,196,000 of collateral received for securities on loan, of which $38,096,000 is held in Vanguard
Market Liquidity Fund and $100,000 is held in cash.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	(Received)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	Paid[1]	($000)	($000)
Pfizer Inc.	2/04/2020	GSI	9,465	(2.432%)	159	—
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

Health Care Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Health Care Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,019,162	—	12
Temporary Cash Investments	38,119	—	—
Swap Contracts—Assets	—	159	—
Total	10,057,281	159	12